Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of unfunded commitments
As of December 31, 2016, the maximum amount of fundings the Company may be required to make under each category, assuming all performance hurdles and milestones are met under the Performance-Based Commitments, that it approves all Discretionary Fundings and that 100% of its capital committed to Strategic Investments is drawn down, are as follows ($ in thousands):

	Loans and Other Lending Investments(1)	Real Estate	Other Investments	Total
Performance-Based Commitments	$366,287	$14,616	$25,574	$406,477
Strategic Investments	—	—	45,540	45,540
Total(2)	$366,287	$14,616	$71,114	$452,017
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(1)	Excludes $158.7 million of commitments on loan participations sold that are not the obligation of the Company.

(2)	The Company did not have any Discretionary Fundings as of December 31, 2016.

Schedule of future minimum rental payments for operating leases
Future minimum operating lease payments to be collected under non-cancelable leases, excluding customer reimbursements of expenses, in effect as of December 31, 2016, are as follows ($ in thousands):

Year	Net Lease Assets	Operating Properties
2017	$106,076	$36,580
2018	108,975	34,535
2019	109,485	30,805
2020	108,922	28,225
2021	108,922	26,794
Future minimum lease obligations under non-cancelable operating leases are as follows ($ in thousands):

2017	$5,463
2018	4,552
2019	3,692
2020	3,696
2021	1,439
Thereafter	3,752